Average Annual Total Returns - Transamerica TSW International Equity VP	Initial 1 Year	Initial 5 Years	Initial 10 Years	Initial Inception Date	Service 1 Year	Service 5 Years	Service 10 Years	Service Inception Date	MSCI EAFE Index (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI EAFE Index (reflects no deduction for fees, expenses or taxes) 5 Years	MSCI EAFE Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	6.54%	6.24%	4.93%	Apr. 08, 1991	6.20%	5.97%	4.66%	May 01, 2003	8.28%	7.97%	6.00%